Finacial Liabilities at Fair Value	12 Months Ended
Dec. 31, 2023
Finacial Liabilities at Fair Value [Abstract]
FINACIAL LIABILITIES AT FAIR VALUE

NOTE 8 - FINACIAL LIABILITIES AT FAIR VALUE:

	December 31, 2023	December 31, 2022

Financial liability (1)	11	26
Non-tradable warrants (2)	1,459	-
Total	1,470	26

1.	Financial Liability

The Company agreed to pay fees of 7% from the funds that will be received in an event of exercise of the Company’s tradable warrants which created a financial liability. The financial liability was designated to be measured at fair value through profit or loss.

The financial liability fair value as of December 31, 2023, and 2022 is $11 and $26 respectively.

2.	Private Warrants

On December 26, 2023, the Company entered into the Purchase Agreement (Note 1 and Note 9), pursuant to which it issued unregistered warrants, to purchase up to an aggregate of 3,031,250 Ordinary Shares at an exercise of $1.28 per share. The Warrants were exercisable immediately upon issuance and will expire three and a half years following their issuance.

The warrants include cashless exercise mechanism, according to the terms specified in the agreement.

The warrants may create obligation to transfer cash to the investors at fundamental transactions according to fair value of the black Scholes model that include variable inputs.

Therefore, the Company accounts for the warrants as financial liability instruments that measured at fair value and recognized financial expenses or income through profit and loss.

The warrants fair value as of the issuance date and December 31, 2023, were $1,750 and $1,459 respectively.

The key inputs that were used in the Private Warrants fair value as of issuance date were:

●	risk-free interest rate 4.00%

●	expected volatility 66.71%

●	expected dividend yield of 0%

●	expected term of warrants – 3.5 years.

The key inputs that were used in the Private Warrants fair value as of December 31, 2023, were:

●	risk-free interest rate 4.00%

●	expected volatility 66.63%

●	expected dividend yield of 0%

●	expected term of warrants – 3.5 years.